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                           UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C. 20549
                            Form 13F
                       Form 13F COVER PAGE
 Report for the Calendar Year or Quarter Ended: 03/31/2005
                                              --------------
 Check here if Amendment [ ]; Amendment Number:
                                              --------------
  This Amendment (Check only one.):     [ ] is a restatement.
                                        [ ] adds new holdings
                                             entries.
 Institutional Investment Manager Filing this Report:
 Name:     CAPE ANN SAVINGS BANK
          ---------------------------------------------
 Address:  109 MAIN ST.
          ---------------------------------------------
           GLOUCESTER, MA 01930
          ---------------------------------------------

 Form 13F File Number:  28-
                          -----------------
 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

 Person Signing this Report on Behalf of Reporting Manager:

 Name:     RICHARD P. CIOLINO
          ---------------------------------------------
 Title:    TRUST INVESTMENT OFFICER
          ---------------------------------------------
 Phone:    978-283-7079
          ---------------------------------------------
 Signature, Place, and Date of Signing:

  /s/ Richard P. Ciolino   Gloucester, MA                04/06/05
 ------------------------ ----------------------------- --------------
 [Signature]              [City, State]                 [Date]

 Report Type (Check only one.):

 [X] 13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)
 [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
 [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

 List of Other Managers Reporting for this Manager:

 [If there are no entries in this list, omit this section.]
     Form 13F File Number         Name
     28-
        ------------------        ------------------------
     [Repeat as necessary.]

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Schedule 13F Worksheet

                                                                 As of 3/31/2005

Displayed is a list of the assets whose holdings are either over $200,000 in market value or over 10,000 units. Asset Types listed include 010, 020, 030, 035, 080. Included in the totals are only those accounts whose Investment Powers are "Full" or "Partial".

                                                      Market                Investment            Voting Authority
                                                       Value        Units     Powers      Full         Partial       None
----------------------- --------------- --------- -------------- ---------- ---------- --------- ----------------- ---------
ABBOTT LABS             Common Stock    002824100 $ 1,305,779.58  28,009.00     FULL   27,109.00        0.00         900.00

ABBOTT LABS             Common Stock    002824100 $   283,869.18   6,089.00   PARTIAL   5,014.00        0.00       1,075.00

AIR PRODS & CHEMS INC   Common Stock    009158106 $   310,121.00   4,900.00     FULL    4,900.00        0.00           0.00

AMERICAN INTL GROUP INC Common Stock    026874107 $   852,704.54  15,389.00     FULL   14,757.00        0.00         632.00

AMGEN INC               Common Stock    031162100 $   294,717.23   5,063.00     FULL    4,813.00        0.00         250.00

AUTOMATIC DATA
   PROCESSING INCOM     Common Stock    053015103 $   509,058.75  11,325.00     FULL   10,825.00        0.00         500.00

BP P.L.C.               American
                        Depository
                        Receipts        055622104 $   550,804.80   8,827.00     FULL    8,827.00        0.00           0.00

BANK OF AMERICA
   CORPORATION COM      Common Stock    060505104 $   734,176.80  16,648.00     FULL   16,048.00        0.00         600.00

BANK OF AMERICA
   CORPORATION COM      Common Stock    060505104 $   246,871.80   5,598.00   PARTIAL   5,398.00        0.00         200.00

BELLSOUTH CORP          Common Stock    079860102 $   290,373.05  11,045.00     FULL   10,156.00        0.00         889.00

CHEVRONTEXACO CORP      Common Stock    166764100 $   546,364.70   9,370.00     FULL    8,134.00        0.00       1,236.00

CISCO SYS INC           Common Stock    17275R102 $   527,379.31  29,479.00     FULL   27,829.00        0.00       1,650.00

CITIGROUP INC           Common Stock    172967101 $   688,076.34  15,311.00     FULL   14,911.00        0.00         400.00

CITIGROUP INC           Common Stock    172967101 $   230,452.32   5,128.00   PARTIAL   5,128.00        0.00           0.00

DANAHER CORP DEL        Common Stock    235851102 $   238,529.06   4,466.00     FULL    4,466.00        0.00           0.00

DELL INC                Common Stock    24702R101 $   584,829.24  15,222.00     FULL   14,470.00        0.00         752.00

DOMINION RES INC VA NEW Common Stock    25746U109 $   419,785.20   5,640.00     FULL    5,217.00        0.00         423.00

ECOLAB INC              Common Stock    278865100 $   291,666.25   8,825.00     FULL    8,825.00        0.00           0.00

EMERSON ELEC CO         Common Stock    291011104 $   240,241.00   3,700.00     FULL    3,700.00        0.00           0.00

EXXON MOBIL CORP        Common Stock    30231G102 $ 3,579,635.60  60,061.00     FULL   59,173.00        0.00         888.00

EXXON MOBIL CORP        Common Stock    30231G102 $   791,352.99  13,277.74   PARTIAL  13,277.74        0.00           0.00

FPL GROUP INC           Common Stock    302571104 $   399,091.00   9,940.00     FULL    9,126.00        0.00         814.00

FIFTH THIRD BANCORP     Common Stock    316773100 $   327,507.60   7,620.00     FULL    7,620.00        0.00           0.00

GANNETT INC             Common Stock    364730101 $   211,539.00   2,675.00     FULL    2,275.00        0.00         400.00

GENERAL ELEC CO         Common Stock    369604103 $ 3,379,074.42  93,707.00     FULL   88,440.00        0.00       5,267.00

GENERAL ELEC CO         Common Stock    369604103 $   963,883.80  26,730.00   PARTIAL  23,487.00        0.00       3,243.00

GENERAL MLS INC         Common Stock    370334104 $   235,231.90   4,786.00     FULL    4,786.00        0.00           0.00

HOME DEPOT INC          Common Stock    437076102 $   674,591.84  17,641.00     FULL   15,489.00        0.00       2,152.00

ILLINOIS TOOL WKS INC   Common Stock    452308109 $   277,722.06   3,102.00     FULL    2,976.00        0.00         126.00

INTEL CORP              Common Stock    458140100 $   400,624.58  17,246.00     FULL   15,646.00        0.00       1,600.00

INTERNATIONAL BUSINESS
   MACHSCOM             Common Stock    459200101 $   477,003.60   5,220.00     FULL    4,642.00        0.00         578.00

JACOBS ENGINEERING
   GROUP INC            Common Stock    469814107 $   240,130.00   4,625.00     FULL    4,625.00        0.00           0.00

JOHNSON & JOHNSON       Common Stock    478160104 $ 1,179,598.24  17,564.00     FULL   16,053.00        0.00       1,511.00

JOHNSON & JOHNSON       Common Stock    478160104 $   220,016.16   3,276.00   PARTIAL   2,601.00        0.00         675.00

MASCO CORP              Common Stock    574599106 $   340,632.75   9,825.00     FULL    9,325.00        0.00         500.00

MICROSOFT CORP          Common Stock    594918104 $   612,951.20  25,360.00     FULL   24,206.00        0.00       1,154.00

MORGAN STANLEY          Common Stock    617446448 $   533,627.25   9,321.00     FULL    8,696.00        0.00         625.00

PATTERSON COS INC       Common Stock    703395103 $   272,227.50   5,450.00     FULL    4,850.00        0.00         600.00

PEPSICO INC             Common Stock    713448108 $ 1,072,637.81  20,227.00     FULL   19,227.00        0.00       1,000.00

PEPSICO INC             Common Stock    713448108 $   233,809.27   4,409.00   PARTIAL   4,309.00        0.00         100.00

PFIZER INC              Common Stock    717081103 $   630,085.95  23,985.00     FULL   22,685.00        0.00       1,300.00

PROCTOR & GAMBLE CO     Common Stock    742718109 $   893,315.00  16,855.00     FULL   16,655.00        0.00         200.00

PROCTOR & GAMBLE CO     Common Stock    742718109 $   236,910.00   4,470.00   PARTIAL   4,470.00        0.00           0.00

ROYAL DUTCH PETE CO NY  American
                        Depository
                        Receipts        780257804 $   234,156.00   3,900.00     FULL    3,500.00        0.00        400.00

SBC COMMUNICATIONS INC  Common Stock    78387G103 $   332,204.87  14,023.00     FULL   13,223.00        0.00        800.00

STAPLES INC             Common Stock    855030102 $   647,458.00  20,600.00     FULL   19,700.00        0.00        900.00

SUNLIFE FINANCIAL OF
   CANADA               Common Stock    866796105 $   451,752.82  13,883.00     FULL   13,883.00        0.00           0.00

SUDBAY CHRYSLER TRUST   Common Stock    87507U991 $   421,501.99     700.00     FULL      700.00        0.00           0.00

TEVA PHARMACEUTICAL
   INDUSTRIES LTD       American
                        Depository
                        Receipts        881624209 $   282,009.00   9,100.00     FULL    8,500.00        0.00         600.00

3M CO                   Common Stock    88579Y101 $   486,719.20   5,680.00     FULL    5,680.00        0.00           0.00

UNITED TECHNOLOGIES
   CORP                 Common Stock    913017109 $   366,382.64   3,604.00     FULL    3,604.00        0.00           0.00

VERIZON COMMUNICATIONS  Common Stock    92343V104 $   935,283.00  26,346.00     FULL   25,324.00        0.00       1,022.00

VERIZON COMMUNICATIONS  Common Stock    92343V104 $   291,491.06   8,211.02   PARTIAL   7,819.02        0.00         392.00

WACHOVIA CORP 2ND NEW   Common Stock    929903102 $   459,004.56   9,016.00     FULL    9,016.00        0.00           0.00

WACHOVIA ""DEPS"" PFD"  Preferred Stock 929903201 $        22.41  20,404.00     FULL   20,404.00        0.00           0.00

WAL MART STORES INC     Common Stock    931142103 $   542,591.07  10,828.00     FULL   10,828.00        0.00           0.00

WELLS FARGO & CO NEW    Common Stock    949746101 $   320,528.00   5,360.00     FULL    4,860.00        0.00         500.00

WELLS FARGO & CO NEW    Common Stock    949746101 $   458,965.00   7,675.00   PARTIAL   7,675.00        0.00           0.00

WYETH                   Common Stock    983024100 $   752,280.30  17,835.00     FULL   17,835.00        0.00           0.00

                        Grand Total               $34,311,349.59 794,571.75

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